Business Segments, Concentration of Credit Risk and Significant Customers - Segments/Concentration (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Segments
Number of business segments | segment			1		1
Number of measurements of profitability | item			1		1
Total net revenue	$ 2,453	$ 1,573	$ 5,049	$ 4,657	$ 6,024	$ 4,390	$ 5,380
North America
Business Segments
Total net revenue	1,915	937	3,698	2,905	3,816	2,222	1,485
Japan
Business Segments
Total net revenue	384	398	755	1,103	1,303	667	1,961
Taiwan
Business Segments
Total net revenue	123	209	463	581	804	1,396	1,894
Rest of world
Business Segments
Total net revenue	$ 31	$ 29	$ 133	$ 68	$ 101	$ 105	$ 40